Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investments, All Other Investments [Abstract]
Equity investments in publicly listed companies	$ (12)	$ 2	$ (8)	$ 29
Equity method investments	(4)	(12)	(5)	(12)
Non-marketable equity securities (includes NAV)	0	0	1	(3)
Total income (loss) from equity investments, net	$ (16)	$ (10)	$ (12)	$ 14